CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Time charter revenues	$ 20,918	$ 0	$ 0
Construction contract revenues	49,277	50,362	5,512
Other revenue	0	511	0
Total revenues	70,195	50,873	5,512
OPERATING EXPENSES
Voyage expenses	(1,139)	0	0
Vessel operating expenses	(5,297)	0	0
Construction contract expenses	(35,384)	(43,272)	(5,512)
Administrative expenses	(11,656)	(8,043)	(3,185)
Depreciation and amortization	(1,317)	(8)	0
Total operating expenses	(54,793)	(51,323)	(8,697)
Equity in earnings (losses) of joint ventures	(5,330)	40,228	5,007
Operating income	10,072	39,778	1,822
FINANCIAL INCOME (EXPENSES), NET
Interest income	4,959	2,122	2,481
Interest expense	(9,590)	(352)	(114)
Loss on derivative financial instruments	(161)	0	0
Other items, net	(2,366)	(1,021)	(1)
Total financial income (expense), net	(7,158)	749	2,366
Income (loss) before tax	2,914	40,527	4,188
Income tax expense	(505)	0	0
Net income	2,409	40,527	4,188
Common units public [Member]
FINANCIAL INCOME (EXPENSES), NET
Net income		0	0
Earnings per unit
Earnings Per Share (Basic And Diluted)	$ 0.50	$ 0	$ 0
Common units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSES), NET
Net income		0	0
Earnings per unit
Earnings Per Share (Basic And Diluted)	$ 0.50	$ 0	$ 0
Subordinated units [Member]
FINANCIAL INCOME (EXPENSES), NET
Net income		$ 0	$ 0
Earnings per unit
Earnings Per Share (Basic And Diluted)	$ 0.50	$ 0	$ 0